Non Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2011		December 31, 2012
	Group	Non controlling Interests	Group	Non controlling Interests
	(RMB)	(RMB)	(RMB)	(RMB)

Beginning balance	12,460,938	14,782,829	35,532,323	25,785,038
Equity	11,910,070	836,998	47,893,184	20,706,816
Acquisition of 51% equity interest of Beijing Giant Zhengtu (Note 3)	—	—	88,822,322	13,928,966
Deconsolidation of Juxi Network	(1,134,893)	(1,091,241)	—	—
Deconsolidation of Juxian Network	(1,319,023)	(1,067,296)	—	—
Acquisition of 25.96% equity interest of Haoji Network	—	—	(230,775)	(35,549)
Deconsolidation of Juyan Network	(1,927,203)	(1,855,246)	—	—
Dividend declared by Jujia Network	(12,750,000)	(12,250,000)	(96,900,000)	(93,100,000)
Net income attributable to non controlling interests	28,292,434	26,428,994	82,860,279	78,234,120

Ending balance	35,532,323	25,785,038	157,977,333	45,519,391

Ending balance (US$)			25,357,110	7,306,366